Document and Entity Information	Oct. 05, 2021
Cover [Abstract]
Entity Registrant Name	General Motors Co
Amendment Flag	true
Entity Central Index Key	0001467858
Document Type	8-K/A
Document Period End Date	Oct. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34960
Entity Tax Identification Number	27-0756180
Entity Address, Address Line One	300 Renaissance Center
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48265-3000
City Area Code	(313)
Local Phone Number	667-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	GM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	(d) On October 8, 2021, General Motors Company (“GM” or the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”), which announced the election of Aneel Bhusri to GM’s Board of Directors (the “Board”) effective as of October 5, 2021. At the time of the Initial 8-K, the Board had not yet determined committee assignments for Mr. Bhusri. In accordance with instruction no. 2 of the Instructions to Item 5.02 of Form 8-K, the Company is filing this amendment to the Initial 8-K to disclose that, on February 20, 2023, the Board designated Mr. Bhusri as a member of the Executive Compensation Committee and the Governance and Corporate Responsibility Committee, in each case effective as of that date.